Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

18.    RELATED PARTY TRANSACTIONS

The Company entered into revenue contracts to perform professional services for certain companies who are also investors in the Company. These companies are holders of the Company’s Class A Common Stock. As a result of the Business Combination during the second quarter of 2022, each company’s ownership interest in us was reduced to less than 5%. Consequently, considering all aspects of our relationships with the companies, as of June 30, 2022, we no longer consider the companies related parties. Below we provide our disclosures for transactions with the companies through June 30, 2022.

During the six months ended June 30, 2022, we recognized revenue from the companies of $5.2 million. During the three and nine months ended September 30, 2021, we recognized revenue from the companies of $1.6 million and $5.2 million, respectively. As of December 31, 2021, we had accounts receivable and deferred revenue balances related to the companies of $0.6 million and $15.2 million, respectively.

17.    RELATED PARTY TRANSACTIONS

The Company entered into revenue contracts to perform professional services for certain companies who are also investors in the Company. These companies are holders of either the Company’s common stock or Preferred Stock. The following is financial information on related party transactions as of and for the years ended December 31, 2021:

	For the Years Ended December 31,
	2021	2020
Revenue	$7,013	$6,668
	As of December 31, 2021	As of December 31, 2020
Accounts receivable	$583	$2,083
Deferred revenue	$15,238	$16,787